Segment, Geographic and Customer Information (Tables)	12 Months Ended
Feb. 24, 2013
Revenue from External Customers

	United States	Japan	EMEA	Asia	Other	Eliminations	Total
Revenues from external customers
Product
2011	$18,991	$19,498	$16,051	$12,829	$3,735	$—	$71,104
2012	18,841	23,076	17,233	12,128	1,213	—	72,491
2013	18,838	23,406	18,677	10,768	2,031	—	73,720

Service
2011	$64,364	$29,301	$29,628	$11,459	$2	$—	$134,754
2012	61,905	30,461	29,062	11,759	1	—	133,188
2013	61,249	32,857	25,317	12,012	—	—	131,435

Long-lived assets
2011	$11,325	$1,502	$2,338	$606	$1,310	$—	$17,081
2012	8,361	1,459	2,167	563	583	—	13,133
2013	7,624	1,431	2,464	536	83	92	12,230

Total Product Revenue by Product Line

The following table shows the total product revenue by product line for the fiscal years ended February 2013, 2012 and 2011:

	February 24, 2013	February 26, 2012	February 27, 2011
Legacy	$23,048	$17,574	$21,821
ftServer	47,231	52,763	48,137
Software	3,441	2,154	1,146

Total product revenue	$73,720	$72,491	$71,104